Income Taxes - Reconciliation of Income Taxes to Expected Statutory Federal Corporate Income Tax Rates (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory federal income tax	$ 12,677	$ 9,733	$ 1,371
State income tax expense, net of federal tax benefit	662	961	301
Non-deductible expenses	230	30	27
Other	54	0	0
Total income tax expense	$ 13,623	$ 10,724	$ 1,699
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory federal income tax expense	35.00%	35.00%	34.00%
State income tax expense, net of federal tax benefit	1.80%	3.50%	7.00%
Non-deductible expenses	0.60%	0.10%	0.70%
Other	0.20%	0.00%	0.00%
Total income tax expense	37.60%	38.60%	41.70%